Related Party Transactions (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Corporate Legal Counsel [Member]
Disclosure of transactions between related parties [line items]
Amounts paid under contract for services	$ 241,660	$ 150,874
Chief Financial Officers [Member]
Disclosure of transactions between related parties [line items]
Amounts paid under contract for services	$ 360,000	$ 322,500